Shareholder Report, Average Annual Return (Details)				7 Months Ended	12 Months Ended	38 Months Ended	41 Months Ended	60 Months Ended	67 Months Ended	120 Months Ended
	Aug. 31, 2021	Jun. 11, 2021	Mar. 25, 2019	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000137888
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Navigator Tactical Fixed Income Fund
Average Annual Return, Percent					7.52%			3.45%		4.23%
C000137889
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Navigator Tactical Fixed Income Fund
C000137890
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Navigator Tactical Fixed Income Fund
C000225122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Navigator Tactical Investment Grade Bond Fund
C000225125
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Navigator Tactical U.S. Allocation Fund
C000209835
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Navigator Ultra Short Bond Fund
Average Annual Return, Percent					1.52%			1.85%	2.09%
C000209836
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Navigator Ultra Short Bond Fund
Without Sales Load [Member] | C000137888
Average Annual Return [Line Items]
Average Annual Return, Percent					11.73%			4.25%		4.64%
Without Sales Load [Member] | C000137889
Average Annual Return [Line Items]
Average Annual Return, Percent					10.94%			3.47%		3.86%
Without Sales Load [Member] | C000137890
Average Annual Return [Line Items]
Average Annual Return, Percent					12.00%			4.53%		4.89%
Without Sales Load [Member] | C000225122
Average Annual Return [Line Items]
Average Annual Return, Percent					9.99%	0.52%
Without Sales Load [Member] | C000225125
Average Annual Return [Line Items]
Average Annual Return, Percent					31.19%		9.09%
Without Sales Load [Member] | C000209835
Average Annual Return [Line Items]
Average Annual Return, Percent					5.50%			2.64%	2.78%
Without Sales Load [Member] | C000209836
Average Annual Return [Line Items]
Average Annual Return, Percent					5.79%			2.72%	2.71%
Bloomberg U.S. Corporate High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent					16.47%			4.55%		4.86%
Bloomberg U.S. Corporate High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent					16.47%			4.55%		4.86%
Bloomberg U.S. Corporate High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent					16.47%			4.55%		4.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					10.55%	(2.36%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					38.02%		10.77%
Bloomberg U.S. Treasury Bellwethers: 1 Year (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return, Percent					5.73%			2.23%	2.34%
Bloomberg U.S. Treasury Bellwethers: 1 Year (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return, Percent					5.73%			2.23%	2.34%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					10.55%			(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					10.55%			(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					10.55%			(0.23%)	0.81%